Derivative Instruments	12 Months Ended
Dec. 31, 2020
Derivative Instruments [Abstract]
Derivative Instruments
Note 4. Derivative Instruments

Foreign Currency

The Company’s policy is to manage the risks associated with foreign exchange rate movements. The policy allows hedging up to 100% of its anticipated purchases of inventory over a forward period that will not exceed 12 rolling and consecutive months. The Company may, from time to time, hedge currency for non-inventory purchases, e.g., production equipment, not to exceed 90% of the purchase price. During 2020, the Company executed various forward contracts, which met hedge accounting requirements, for the purchase of €19.7 million and sale of €21.4 million with maturity dates ranging from December 2020 to November 2021. The Company did not execute any forward contracts during 2019. At December 31, 2020, the Company had forward contracts for the purchase of €18.0 million and sale of €19.6 million. The foreign currency contracts’ fair value at December 31, 2020, resulted in an asset of $0.4 million included in Other current assets and a liability of $0.0 million included in Accrued liabilities. At December 31, 2019, the Company had no forward contracts.

Interest Rate Swaps

The Company’s policy is to manage interest rate risk by reducing the volatility of future cash flows associated with debt instruments bearing interest at variable rates. In March 2018, the Company executed various interest rate swap agreements for a notional amount of $70 million with an expiration of December 2022. The swap agreements fix LIBOR at 2.755%. The swap agreements met the hedge accounting requirements; thus, any change in fair value is recorded to other comprehensive income. The Company uses the Shortcut Method to account for the swap agreements. The Shortcut Method assumes the hedge to be perfectly effective; thus, there is no ineffectiveness to be recorded in earnings. The swap agreements’ fair values at December 31, 2020, and December 31, 2019, resulted in a liability of $3.7 million and $2.5 million, respectively, included in other long-term liabilities. Losses of $1.5 million, $0.3 million and $0.4 million were reclassified into interest expense for the year ending December 31, 2020, 2019 and 2018 respectively.